Fees paid to Auditors	12 Months Ended
Dec. 31, 2018
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
Note
34	Fees paid to Auditors

Amounts in US$ '000	2018	2017	2016
Audit fees	797	726	487
Audit related fees	-	137	-
Tax services fees	209	212	134
Non-audit services fees	-	39	-
Fees paid to auditors	1,006	1,114	621

Non-audit services fees relate to consultancy and other services for 2017.